AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.2%
Asset-Backed Securities — 18.9%
Automobiles — 3.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$ 102,327
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	34	34,412
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	100	101,741
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	36	36,649
Series 2018-04, Class B
3.670%	05/15/24	100	105,570
Chesapeake Funding II LLC (Canada),
Series 2017-03A, Class A2, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.492%(c)	08/15/29	15	14,689
Series 2017-04A, Class A1, 144A
2.120%	11/15/29	25	25,160
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	1	1,246
Series 2018-01, Class A2, 144A
2.870%	10/20/23	20	20,262
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	207,149
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	168	169,557
			818,762
Collateralized Loan Obligations — 9.8%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.313%(c)	07/17/28	250	248,541
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.093%(c)	01/17/28	226	224,798
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.314%(c)	04/24/30	250	247,556
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	01/22/31	250	246,518
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.515%(c)	10/15/28	250	248,505
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.422%(c)	07/20/31	250	$ 247,161
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	01/15/28	231	229,734
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.546%(c)	10/13/31	247	246,282
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.072%(c)	07/20/27	213	211,693
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	249	246,972
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.172%(c)	01/18/29	250	247,248
			2,645,008
Consumer Loans — 0.9%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	48	48,785
Series 2019-02, Class A, 144A
3.010%	04/25/28	66	66,531
Series 2019-04, Class A, 144A
2.450%	08/25/28	49	49,300
Series 2020-01, Class A, 144A
2.020%	01/25/29	65	65,967
			230,583
Credit Cards — 3.9%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	206,657
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	205,749
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	200	207,361
Citibank Credit Card Issuance Trust,
Series 2014-A01, Class A1
2.880%	01/23/23	432	435,506
			1,055,273
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.7%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	100	$ 101,705
Series 2019-B, Class A2, 144A
2.070%	10/12/22	85	85,730
			187,435
Student Loans — 0.6%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	82	83,932
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	—(r )	292
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	69	69,632
			153,856

Total Asset-Backed Securities (cost $5,061,979)			5,090,917
Commercial Mortgage-Backed Securities — 17.2%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	45	45,311
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	60	64,849
Series 2015-P01, Class A4
3.462%	09/15/48	300	327,291
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	207	211,200
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	483
Series 2017-COR2, Class A1
2.111%	09/10/50	85	85,472
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	76	76,008
Series 2016-C03, Class A2
1.886%	08/10/49	100	100,567
Series 2017-C06, Class A1
1.907%	06/10/50	100	100,984
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	157	160,362
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	380	418,281
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	325,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	219	$ 233,384
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	104	104,246
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	126	127,219
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	34	33,704
Series 2015-C24, Class A3
3.479%	05/15/48	400	440,290
Series 2016-C32, Class A1
1.968%	12/15/49	23	23,414
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A1
1.779%	12/15/49	68	68,269
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	222	224,394
Series 2018-C08, Class ASB
3.903%	02/15/51	340	384,848
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	52	52,714
Series 2012-C04, Class A5
2.850%	12/10/45	635	658,219
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	32	32,303
Series 2016-C37, Class A1
1.944%	12/15/49	162	162,011
Series 2017-C41, Class A2
2.590%	11/15/50	180	185,158

Total Commercial Mortgage-Backed Securities (cost $4,436,620)			4,646,532
Corporate Bonds — 32.2%
Agriculture — 2.0%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	160	173,769
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	165	168,544
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	190	192,906
			535,219

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 1.3%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	330	$ 337,658
Auto Manufacturers — 0.8%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	225,951
Banks — 11.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	300	318,483
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	46,774
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	210	216,689
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	104,883
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	208,221
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	260	276,483
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	217,683
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	325	330,493
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	254,189
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	263,013
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	206,695
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23	130	134,549
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	395	402,574
			2,980,729
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	50	52,154
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 1.5%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	$ 82,289
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	275	297,728
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,651
			395,668
Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	102,351
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	43,732
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	45,742
			89,474
Electric — 1.9%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	60,525
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	143,212
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	305,788
			509,525
Foods — 0.4%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	95	98,611
Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	10/01/25	40	45,340
Healthcare-Services — 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	322,402
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	91,932
			414,334

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 2.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	$ 68,943
4.569%	02/01/29	222	268,147
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	159,544
3.300%	09/15/22	20	21,070
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	57,112
			574,816
Machinery-Diversified — 1.0%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	217,783
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	52,800
			270,583
Media — 1.0%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	143,199
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	110	120,083
			263,282
Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	84	88,127
Oil & Gas — 1.4%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	50	48,073
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	116,264
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	154,254
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	69,620
			388,211
Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	160	169,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.000%	08/15/23	205	$ 225,648
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	97	104,946
			500,171
Pipelines — 1.2%
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	317,475
Retail — 0.4%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	100,305
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	105	119,241
Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	80,362
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	51,993
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	125	137,135
			189,128

Total Corporate Bonds (cost $8,165,579)			8,678,715
Residential Mortgage-Backed Security — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	84	91,435
(cost $85,227)
Sovereign Bonds — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	222,328
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,450
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	206,052

A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	50	$ 51,022

Total Sovereign Bonds (cost $650,281)			679,852
U.S. Government Agency Obligation — 0.3%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	73,514
(cost $69,764)
U.S. Treasury Obligations — 23.8%
U.S. Treasury Bonds
3.125%	02/15/43	10	13,548
3.625%	08/15/43	190	277,014
3.625%	02/15/44	2,960	4,324,837
U.S. Treasury Notes
2.000%	11/30/20	85	85,259
2.125%	09/30/21(k)	1,215	1,239,063
2.875%	05/15/28	30	35,297
U.S. Treasury Strips Coupon
0.776%(s)	05/15/30	25	23,140
1.123%(s)	05/15/36	35	29,131
1.159%(s)	02/15/36	45	37,628
1.219%(s)	05/15/37	60	49,005
1.643%(s)	05/15/29	25	23,504
2.233%(s)	02/15/41	105	79,427
2.308%(s)	11/15/40	95	72,256
2.334%(s)	11/15/42	25	18,206
2.375%(s)	11/15/41	140	103,939
2.378%(s)	05/15/42	10	7,346

Total U.S. Treasury Obligations (cost $6,381,283)			6,418,600

Total Long-Term Investments (cost $24,850,733)			25,679,565

	Shares
Short-Term Investments — 2.5%
Affiliated Mutual Fund — 2.4%
PGIM Core Ultra Short Bond Fund (cost $647,977)(w)	647,977	647,977
Options Purchased*~ — 0.1%
(cost $564)		34,244

Total Short-Term Investments (cost $648,541)		682,221

TOTAL INVESTMENTS—97.7% (cost $25,499,274)		26,361,786

Other assets in excess of liabilities(z) — 2.3%		613,820

Net Assets — 100.0%		$ 26,975,606

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A5

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$ 2,363
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	2,292
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	5,437
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	10,825
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	11,272
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	2,055
Total Options Purchased (cost $564)							$34,244
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	5 Year U.S. Treasury Notes	Dec. 2020	$2,268,563	$ 2,054
3	10 Year U.S. Ultra Treasury Notes	Dec. 2020	479,766	(810)
				1,244
Short Positions:
34	2 Year U.S. Treasury Notes	Dec. 2020	7,512,672	(3,089)
1	10 Year U.S. Treasury Notes	Dec. 2020	139,531	202
25	20 Year U.S. Treasury Bonds	Dec. 2020	4,407,031	25,251
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	2,218,125	21,729
				44,093
				$45,337
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,365	11/18/23	1.430%(S)	3 Month LIBOR(2)(Q)	$ —	$266,295	$266,295
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(62,942)	111,452	174,394
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,594)	84,665	87,259
65	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(10,047)	(10,047)
				$(65,536)	$452,365	$517,901

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6